SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Operating segments [Abstract]
Schedules of segment information
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2023	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$779	$404	$91	$7	$2	$275
Cortez[2]	359	178	67	5	1	108
Turquoise Ridge[2]	232	129	43	2	—	58
Pueblo Viejo[2]	258	117	60	1	3	77
Loulo-Gounkoto[2]	344	139	60	2	4	139
Kibali	172	70	41	—	1	60
Lumwana	189	117	59	10	3	—
North Mara[2]	149	72	19	—	7	51
Bulyanhulu[2]	119	56	15	—	1	47
Other Mines[2]	392	245	56	2	16	73
Reportable segment total	$2,993	$1,527	$511	$29	$38	$888
Share of equity investees	(172)	(70)	(41)	—	(1)	(60)
Segment total	$2,821	$1,457	$470	$29	$37	$828

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2022	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$748	$371	$80	$5	$3	$289
Cortez[2]	284	131	48	4	1	100
Turquoise Ridge[2]	232	117	44	4	—	67
Pueblo Viejo[2]	318	136	60	12	4	106
Loulo-Gounkoto[2]	331	129	64	1	5	132
Kibali	145	57	33	1	5	49
Lumwana	211	109	33	2	5	62
North Mara[2]	149	60	23	1	(1)	66
Bulyanhulu[2]	118	57	14	—	5	42
Other Mines[2]	429	258	108	3	12	48
Reportable segment total	$2,965	$1,425	$507	$33	$39	$961
Share of equity investees	(145)	(57)	(33)	(1)	(5)	(49)
Segment total	$2,820	$1,368	$474	$32	$34	$912
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2023	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,290	$734	$154	$15	$4	$383
Cortez[2]	784	382	158	7	3	234
Turquoise Ridge[2]	486	268	93	3	—	122
Pueblo Viejo[2]	549	237	124	2	4	182
Loulo-Gounkoto[2]	665	283	131	2	5	244
Kibali	299	136	66	—	4	93
Lumwana	360	247	103	17	5	(12)
North Mara[2]	307	136	38	—	26	107
Bulyanhulu[2]	230	114	31	—	17	68
Other Mines[2]	786	496	127	4	36	123
Reportable segment total	$5,756	$3,033	$1,025	$50	$104	$1,544
Share of equity investees	(299)	(136)	(66)	—	(4)	(93)
Segment total	$5,457	$2,897	$959	$50	$100	$1,451

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2022	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,455	$681	$149	$7	($18)	$636
Cortez[2]	648	283	110	6	1	248
Turquoise Ridge[2]	427	224	86	4	1	112
Pueblo Viejo[2]	656	265	118	14	5	254
Loulo-Gounkoto[2]	653	252	127	3	7	264
Kibali	282	112	61	4	15	90
Lumwana	498	225	71	2	5	195
North Mara[2]	280	110	33	2	—	135
Bulyanhulu[2]	249	119	31	—	6	93
Other Mines[2]	822	485	202	6	30	99
Reportable segment total	$5,970	$2,756	$988	$48	$52	$2,126
Share of equity investees	(282)	(112)	(61)	(4)	(15)	(90)
Segment total	$5,688	$2,644	$927	$44	$37	$2,036
[1]Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2023, accretion expense was $12 million (2022: $9 million) and for the six months ended June 30, 2023, accretion expense was $24 million (2022: $16 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2023 for Nevada Gold Mines $578 million, $390 million, $179 million (2022: $549 million, $354 million, $189 million), Pueblo Viejo $105 million, $70 million, $35 million (2022: $130 million, $78 million, $47 million), Loulo-Gounkoto $69 million, $40 million, $28 million (2022: $67 million, $39 million, $27 million), North Mara and Bulyanhulu $43 million, $26 million, $17 million (2022: $43 million, $25 million, $17 million), and Tongon $11 million, $7 million, $2 million (2022: $9 million, $9 million, $(1) million) and for the six months ended June 30, 2023 for Nevada Gold Mines $1,083 million, $769 million, $299 million (2022: $1,105 million, $687 million, $417 million), Pueblo Viejo $221 million, $143 million, $77 million (2022: $265 million, $153 million, $106 million), Loulo-Gounkoto $133 million, $83 million, $50 million (2022: $131 million, $76 million, $54 million), North Mara and Bulyanhulu $86 million, $51 million, $29 million (2022: $85 million, $47 million, $36 million) and Tongon $22 million, $16 million, $5 million (2022: $17 million, $18 million, $(2) million), respectively.
Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Segment income	$828	$912	$1,451	$2,036
Other revenue	12	39	19	24
Other cost of sales/amortization	(10)	(8)	(22)	(18)
Exploration, evaluation and project expenses not attributable to segments	(72)	(68)	(122)	(123)
General and administrative expenses	(28)	(30)	(67)	(84)
Other income not attributable to segments	6	23	4	23
Impairment charges	(22)	(3)	(23)	(5)
Gain (loss) on currency translation	12	(6)	(26)	(9)
Closed mine rehabilitation	13	128	(9)	125
Income from equity investees	58	89	111	188
Finance costs, net (includes non-segment accretion)	(32)	(80)	(78)	(161)
Gain on non-hedge derivatives	1	—	2	7
Income before income taxes	$766	$996	$1,240	$2,003

Capital Expenditures Information	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Carlin	$143	$130	$263	$247
Cortez	115	126	201	219
Turquoise Ridge	23	44	50	86
Pueblo Viejo	119	150	246	294
Loulo-Gounkoto	91	82	195	144
Kibali	25	21	44	38
Lumwana	72	78	124	135
North Mara	45	35	85	57
Bulyanhulu	23	23	43	35
Other Mines	54	67	115	125
Reportable segment total	$710	$756	$1,366	$1,380
Other items not allocated to segments	92	29	133	63
Total	$802	$785	$1,499	$1,443
Share of equity investees	(25)	(21)	(44)	(38)
Total	$777	$764	$1,455	$1,405
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2023, cash expenditures were $769 million (2022: $755 million) and the increase in accrued expenditures was $8 million (2022: $9 million increase). For the six months ended June 30, 2023, cash expenditures were $1,457 million (2022: $1,366 million) and the decrease in accrued expenditures was $2 million (2022: $39 million increase).

Lumwana		Cost of Sales
For the year ended	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)	Capital Expenditures
December 31, 2022	$868	$443	$223	$11	$11	$180	$380
December 31, 2021	$962	$373	$197	$—	$1	$391	$222